UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________ to _________

Date of Report (Date of earliest event reported _________

Commission File Number of securitizer: _________

Central Index Key Number of securitizer: _________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

  X    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001850920 (PRMI Securitization, LLC)

Central Index Key Number of sponsor: N/A

PRMI Securitization Trust 2023-CMG1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Barry Bier, (215) 360-3801

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibit Index for the related information.

Item 3.	Exhibit Index

Exhibit Number

99.1       Evolve Mortgage Services ("Evolve") – Narrative

99.2       Evolve – Rating Agency Grades

99.3       Evolve – Exception Detail

99.4       Evolve – Valuation Report

99.5       Evolve – Data Compare

99.6       Evolve – QM ATR Data

99.7       Evolve – Business Purpose

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 27, 2023

PRMI SECURITIZATION, LLC
(Securitizer)

By: PR Mortgage Investment, LP, as Sole Member
By: PRMIGP, LLC, its General Partner

By:	/s/ Barry Bier
	Name:	Barry Bier
	Title:	President

EXHIBIT INDEX

Exhibit Number

99.1       Evolve Mortgage Services ("Evolve") – Narrative

99.2       Evolve – Rating Agency Grades

99.3       Evolve – Exception Detail

99.4       Evolve – Valuation Report

99.5       Evolve – Data Compare

99.6       Evolve – QM ATR Data

99.7       Evolve – Business Purpose